Note 13 - Loss Per Common Share	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Earnings Per Share [Text Block]
13	Loss Per Common Share:

All shares issued (including non-vested shares issued under the Company’s stock incentive plans) are included in the Company's common stock and have equal rights to vote and participate in dividends and in undistributed earnings. Non-vested shares do not
have a contractual obligation to share in the losses. Dividends declared during the period for non-vested common stock as well as undistributed earnings allocated to non-vested stock are deducted from net income or loss attributable to common shareholders for the purpose of the computation of basic earnings per share in accordance with two
-class method as required by relevant guidance.

For purposes of calculating diluted earnings per share the denominator of the diluted earnings per share calculation includes:

•	any incremental shares assumed issued under the treasury stock method weighted for the period the non-vested shares were outstanding,
•	the potential dilution that could occur if warrants to issue common stock (see Note 11 ) were exercised, to the extent that they are dilutive, using the treasury stock method,
•	the potential dilution that could occur if Series B convertible preferred shares were converted, using the if-converted method weighted for the period the Series B convertible preferred shares were outstanding,
•	the potential dilution that could occur if Series C shares were converted (see Note 11 ), using the if-converted method weighted for the period the Series C shares were outstanding,
•	the potential dilution that could occur if the outstanding balance of principal, interest and fees of the Family Trading facility were converted (see Note 9 ), using the if-converted method,
•	the potential dilution that could occur if the Company completes all sales pursuant to its Common stock purchase agreement, using the if-converted method, and
•	any shares granted and vested but not issued up to the reporting date.

The components of the calculation of basic and diluted earnings per share for the years ended
December 2015,
2016
and
2017
are as follows:

	Year Ended December 31,
	2015	2016	2017
Income:
Net loss attributable to common shareholders	(8,507)	(351)	(13,404)

Earnings per share:
Weighted average common shares outstanding, basic and diluted	11	22	1,063,381
Loss per share, basic and diluted	(773,364)	(15,955)	(12.57)

For the years ended
December 31, 2015,
2016
and
2017
no
dilutive shares were included in the computation of diluted earnings per share because to do so would have been antidilutive for the period presented.